Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Provision for vacation pay	$39,185	$38,757
Contingent purchase obligation	30,798	80,618
Provision for losses on long-term contracts	28,347	10,436
Accrued expenses on evacuation	6,858	33,186
Derivative financial instruments	24,545	—
Other	25,877	18,744
	$155,610	$181,741